Income taxes (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits		$ 0.7
CARES Act description	The CARES Act contains several corporate income tax provisions, including making remaining alternative minimum tax credits immediately refundable; providing a 5-year carryback of net operating loss carryforwards (“NOLs”) generated in tax years 2018, 2019, and 2020, and removing the 80% taxable income limitation on utilization of those NOLs if carried back to prior tax years or utilized in tax years beginning before 2021; and temporarily liberalizing the interest deductibility rules under Section 163(j) of the Tax Cuts and Jobs Act, by raising the adjusted taxable income limitation from 30% to 50% for tax years 2019 and 2020 and giving taxpayers the election of using 2019 adjusted taxable income for purposes of computing 2020 interest deductibility.
Net operating loss deductions		1.0
Tax liability		5.0
Taxable income		$ 1.0